Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer International Diversified Fund
Prospectus Date	rr_ProspectusDate	Jun. 29, 2017
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2017